FINANCING AND FINANCIAL INSTRUMENTS - Reconciliation of Liabilities Arising from Financing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in liabilities arising from financing activities [abstract]
Proceeds from long-term debt	$ 147	$ 323	$ 5,772
Payments of long-term debt	(2,332)	(1,645)	(3,299)
Proceeds from short-term debt	287	430	600
Payments of short-term debt	(1,664)	(1,503)	(1,811)
Payments of principal portion of lease liabilities (note 7)	(199)	(242)
Long-term debt, net of current portion
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	9,815	11,471
Proceeds from long-term debt	147	323
Payments of long-term debt	(2,332)	(1,645)
Amortized cost	4	8
Current portion of long-term debt	(1,025)	(860)
Payments of principal portion of lease liabilities (note 7)	(8)	(7)
Additions to lease liabilities (notes 5.2 and 7)	289	195
Derecognition of lease liabilities following the divestment of Global Chartering (note 2.3.1)		(208)
Debt classified as held for sale (note 2.3.2)		(21)
Unrealized foreign exchange effects and other movements	(402)	559
Liabilities arising from financing activities, ending balance	6,488	9,815	11,471
Short-term debt and current portion of long term debt
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning balance	2,507	2,869
Amortized cost	10	7
Proceeds from short-term debt	287	430
Payments of short-term debt	(1,664)	(1,503)
Current portion of long-term debt	1,025	860
Payments of principal portion of lease liabilities (note 7)	(191)	(235)
Additions to lease liabilities (notes 5.2 and 7)	24	38
Derecognition of lease liabilities following the divestment of Global Chartering (note 2.3.1)		(70)
Debt classified as held for sale (note 2.3.2)		(3)
Unrealized foreign exchange effects and other movements	(85)	114
Liabilities arising from financing activities, ending balance	$ 1,913	$ 2,507	$ 2,869